MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED (Tables)	12 Months Ended
Dec. 31, 2016
Mergers Acquisitions Disposals Disclosure Tables [Abstract]
MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED (Tables)

Gain on disposal of Astir Palace Vouliagmenis S.A. and Astir Marina Vouliagmenis S.A.
(EUR in millions)

Total cash consideration	299
Less: Costs to sell	(8)
Carrying value of non controlling interest	97
388
Less: Subsidiaries book value (of which EUR 15 million goodwill)	(185)
Gain on sale	203

The gain on disposal is included in the line of Income Statement "Other non-interest income"

Gain on disposal of NBGI Private Equity Funds
(EUR in millions)

Total cash consideration	288
Less: Costs to sell	(14)
Carrying value of non controlling interest	(1)
273
Less: Subsidiary's net book value	(269)
Cumulative exchange gain in respect of the net assets of NBGI PE Funds reclassified from equity to profit or loss	35
Gain on sale	39

The gain on disposal is included in the line of Income Statement "Other non-interest income"

Loss on disposal of Finansbank
(EUR in millions)

Total cash consideration	2,750
Less: Costs to sell	(26)
Carrying value of non controlling interest	10
2,734
Less: Subsidiary's book value	232
Cumulative exchange loss in respect of the net assets of Finansbank reclassified from equity to profit or loss	(3,168)
Cumulative gain on available-for-sale financial assets of Finansbank reclassified from equity to profit or loss	115
Cumulative loss of pension liability of Finansbank reclassified from equity to profit or loss	(18)
Loss on disposal	(105)

The loss on disposal is included in the line of income statement "Loss from discontinued operations".

MIG REAL ESTATE REIC	August 12, 2014
(EUR in millions)
ASSETS
Due from banks	3
Premises	52
Other assets	2
Total assets	57

LIABILITIES
Other borrowed funds	12
Other liabilities	2
Total liabilities	14
Net assets	43
Proportionate share of non controlling interests	7

Source: Unaudited Financial Information

Picasso	March 20, 2014
(EUR in millions)
ASSETS
Due from banks	1
Premises	76
Other assets	2
Total assets	79

LIABILITIES
Due to banks	38
Other liabilities	2
Total liabilities	40
Negative goodwill	39
Source: Unaudited Financial Information

	2014	2015	2016

	(EUR in milions)
Net income / (loss) attributable to NBG shareholders	(2,477)	(8,464)	(300)
Transfers (to) / from the non-controlling interest
Decrease in NBG’s paid-in-capital for purchase of 5.00% of Finansbank	(46)	-	-
Increase / (decrease) in NBG’s paid-in-capital due to minor changes in participations in other subsidiaries	-	4	-
Net transfers to / from non-controlling interest	(46)	4	-
Change from net income attributable to NBG shareholders and transfers (to) / from non-controlling interest	(2,523)	(8,460)	(300)